PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2018 and 2017:

	As of September 30,
	2018	2017
Buildings	$5,188,568	$5,306,286
Machinery	4,040,773	3,987,090
Furniture, fixtures and equipment	639,356	486,588
Motor vehicles	234,229	156,360
Total property plant and equipment, at cost	10,102,926	9,936,324
Less: accumulated depreciation	(4,533,745)	(4,290,600)
	5,569,181	5,645,724
Construction in progress (“CIP”)	711,231	-
Property, plant and equipment, net	$6,280,412	$5,645,724

Depreciation expense was $395,604 and $425,696 for the years ended September 30, 2018 and 2017, respectively.

As of September 30, 2018 and 2017, the Company pledged buildings and machinery to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.